DESCRIPTION OF THE PLAN - Notes Receivable from Participants (Details)	12 Months Ended
Dec. 31, 2025 USD ($) loan
AbbVie Savings Plan
DESCRIPTION OF THE PLAN
Minimum amount that participant may borrow | $	$ 1,000
Maximum amount that participant may borrow | $	$ 50,000
Percentage of maximum amount that participant may borrow	50.00%
Maximum loan term	5 years
Maximum loan term if proceeds are used for the purchase of principal residence	15 years
AbbVie Savings Plan | Minimum
DESCRIPTION OF THE PLAN
Number of loans | loan	1
AbbVie Savings Plan | Maximum
DESCRIPTION OF THE PLAN
Number of loans | loan	2
AbbVie Puerto Rico Savings Plan
DESCRIPTION OF THE PLAN
Minimum amount that participant may borrow | $	$ 500
Maximum amount that participant may borrow | $	$ 50,000
Percentage of maximum amount that participant may borrow	50.00%
Maximum loan term	5 years
Maximum loan term if proceeds are used for the purchase of principal residence	15 years
AbbVie Puerto Rico Savings Plan | Minimum
DESCRIPTION OF THE PLAN
Number of loans | loan	1
AbbVie Puerto Rico Savings Plan | Maximum
DESCRIPTION OF THE PLAN
Number of loans | loan	2